Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.469%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,156,701.91

Principal:
Principal Collections	$21,882,910.65
Prepayments in Full	$9,784,044.44
Liquidation Proceeds	$605,695.24
Recoveries	$92,881.73
Sub Total	$32,365,532.06
Collections	$34,522,233.97

Purchase Amounts:
Purchase Amounts Related to Principal	$233,523.44
Purchase Amounts Related to Interest	$1,610.91
Sub Total	$235,134.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,757,368.32

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,757,368.32
Servicing Fee	$732,277.87	$732,277.87	$0.00	$0.00	$34,025,090.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,025,090.45
Interest - Class A-2a Notes	$116,588.46	$116,588.46	$0.00	$0.00	$33,908,501.99
Interest - Class A-2b Notes	$113,909.02	$113,909.02	$0.00	$0.00	$33,794,592.97
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$33,371,209.64
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$33,218,601.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,218,601.64
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$33,157,690.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,157,690.39
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$33,110,717.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,110,717.39
Regular Principal Payment	$30,044,044.04	$30,044,044.04	$0.00	$0.00	$3,066,673.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,066,673.35
Residual Released to Depositor	$0.00	$3,066,673.35	$0.00	$0.00	$0.00
Total		$34,757,368.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,044,044.04
Total					$30,044,044.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,953,307.50	$65.28	$116,588.46	$0.42	$18,069,895.96	$65.70
Class A-2b Notes	$12,090,736.54	$65.28	$113,909.02	$0.62	$12,204,645.56	$65.90
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$30,044,044.04	$22.82	$914,373.06	$0.69	$30,958,417.10	$23.51

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$129,542,733.38	0.4710645	$111,589,425.88	0.4057797
Class A-2b Notes	$87,241,142.62	0.4710645	$75,150,406.08	0.4057797
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$785,113,876.00	0.5962151	$755,069,831.96	0.5733996

Pool Information
Weighted Average APR	2.890%	2.877%
Weighted Average Remaining Term	44.70	43.86
Number of Receivables Outstanding	44,312	43,510
Pool Balance	$878,733,445.82	$845,602,981.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$817,529,868.76	$786,988,867.76
Pool Factor	0.6186964	0.5953700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$12,684,044.73
Yield Supplement Overcollateralization Amount	$58,614,114.04
Targeted Overcollateralization Amount	$90,533,149.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,533,149.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$624,290.25
(Recoveries)		51	$92,881.73
Net Loss for Current Collection Period			$531,408.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7257%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7153%
Second Prior Collection Period			0.7251%
Prior Collection Period			0.6133%
Current Collection Period			0.7396%
Four Month Average (Current and Prior Three Collection Periods)			0.6983%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,444	$5,984,809.66
(Cumulative Recoveries)			$467,040.43
Cumulative Net Loss for All Collection Periods			$5,517,769.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3885%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,144.61
Average Net Loss for Receivables that have experienced a Realized Loss			$3,821.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	446	$10,527,989.28
61-90 Days Delinquent	0.15%	59	$1,293,448.82
91-120 Days Delinquent	0.05%	16	$422,391.70
Over 120 Days Delinquent	0.03%	12	$291,925.02
Total Delinquent Receivables	1.48%	533	$12,535,754.82

Repossession Inventory:
Repossessed in the Current Collection Period		34	$842,229.60
Total Repossessed Inventory		48	$1,274,236.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1285%
Prior Collection Period			0.1760%
Current Collection Period			0.2000%
Three Month Average			0.1682%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2374%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer